1933 Act File No.
                                   1940 Act File No.

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  24   ............       X
                                   --

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.  25   ...........................       X
                 -  --

                        VISION GROUP OF FUNDS, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
   on              pursuant to paragraph (b)
      ------------
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
   75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24e-2 under the Investment Company Act of 1940, and:

  X  filed the Notice required by that Rule on June 14, 1996     ; or
 - -                                                        -----
    intends to file the Notice required by that Rule on or about
          ; or
    during the most recent fiscal year did not sell any securities pursuant
 --
   to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                 Copy to:

Charles H. Morin, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS-REFERENCE SHEET


   This amendment to the Registration Statement of Vision Group of Funds, Inc., which is comprised of seven portfolios: (1) Vision Money Market Fund,
(2) Vision Treasury Money Market Fund, (3) Vision New York Tax-Free Money Market Fund, (4) Vision New York Tax-Free Fund, (5) Vision U.S. Government Securities Fund, (6) Vision Growth and Income Fund, and (7) Vision Capital Appreciation Fund, relates only to Vision Capital Appreciation Fund and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-7) Cover Page.
Item 2.   Synopsis.................(1-7) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1-7) Financial Highlights; (1-7) How
                                   the Funds Show Performance.
Item 4.   General Description of
          Registrant...............(1-7) Synopsis; (1-7) How the Funds
                                   Invest; (1-7) Investment Objective; (1-
                                   7) Investment Policies; (1-7) Acceptable
                                   Investments; (1) Risk Factors Associated
                                   with Foreign Investments; (2,4)
                                   Investment Risks of New York Municipal
                                   Securities; (2,4) Concentration of
                                   Investments; (2,4) Types of Municipal
                                   Securities; Temporary Investments; (1-7)
                                   Common Fund Investment Techniques,
                                   Features and Limitations.
Item 5.   Management of the Fund...(1-7) Fund Management, Distribution, and
                                   Administration; (1-7) Board of
                                   Directors; (1-7) Investment Adviser;
                                   Distribution of Fund Shares; (1-7)
                                   Administration of the Funds; (4-7)
                                   Expenses of the Funds.
Item 6.   Capital Stock and Other
          Securities...............(1-7) Description of Fund Shares; (1-7)
                                   Voting Rights and Other Information; (1-
                                   7) Tax Information.
Item 7.   Purchase of Securities Being
          Offered..................(1-7) How the Funds Value their Shares;
                                   (1-7) How to Buy Shares; (1-7) How to
                                   Exchange Shares.
Item 8.   Redemption or Repurchase.(1-7) How to Redeem Shares.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-7) Cover Page.
Item 11.  Table of Contents........(1-7) Table of Contents.
Item 12.  General Information and
          History..................(1-7) General Information About the
                                   Fund;
Item 13.  Investment Objectives and
          Policies.................(1-7) Investment Objective and Policies;
                                   (1-7) Investment Limitations.
Item 14.  Management of the Fund...(1-7) vision Group of Funds, Inc.
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....Not Applicable
Item 16.  Investment Advisory and Other
          Services.................(1-7) Investment Advisory Services; (1-
                                   7) Administrative Services;
Item 17.  Brokerage Allocation.....(1-7) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............(1-7) Description of Fund Shares.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered .................(1-7) Purchasing Shares; (1-7)
                                   Determining Net Asset Value; (1-3)
                                   Redeeming Shares; (4-5) Redeeming Fund
                                   Shares; (6-7) How to Redeem Shares.
Item 20.  Tax Status...............(1-7) Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
          Data.....................(1-7) Performance Comparisons; (1,3,5,7)
                                   Yield; (2,4) Tax-Equivalent Yield; (2,4)
                                   Tax-Equivalency Table; (4-7) Appendix.
Item 23.  Financial Statements     (1-6) Incorporated by reference to Part
                                   A of the Registrant's Post-Effective
                                   Amendment No. 23 filed on June 27, 1996, pursuant to Rule 411 of the 1933 act
                                   (File Nos. 33-202673 and 811-5514); (7)
                                   Filed in Part A.




                       VISION
                   U.S. Government
                     Securities
                        Fund

  Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. Government, its agencies or instrumentalities (Fund shares themselves are not guaranteed). Capital appreciation is a
      secondary investment consideration.

--------------------------------------------------------

                       VISION
                   New York Tax-Free
                     Securities
                        Fund

        Seeks current income that is exempt from federal regular income tax, (some of the income may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes, and is consistent with preservation of capital.

--------------------------------------------------------

                       VISION
                   Growth and Income
                     Securities
                        Fund

    Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).

--------------------------------------------------------

                       VISION
                Capital Appreciation
                     Securities
                        Fund

    Seeks to produce long-term capital appreciation,
     primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.

--------------------------------------------------------

                       VISION
                    Money Market
                     Securities
                        Fund

  Seeks current income with liquidity and stability of principal by investing in high-quality money market instruments.

--------------------------------------------------------
                       VISION
               Treasury Money Market
                     Securities
                        Fund

     Primarily seeks current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury, which are guaranteed by the U.S. Government for timely payment of principal and interest, (Fund shares themselves are not guaranteed), and repurchase agreements secured by these obligations.

--------------------------------------------------------

                       VISION
                 New York Tax-Free
                     Securities
                        Fund
  Seeks as high a level of current interest income that is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal. In addition, the Fund seeks to provide income that is exempt from New York State and
         New York City personal income taxes.

--------------------------------------------------------
For more complete information about any of the Vision Funds, contact (800) 836-2211 for a prospectus. Please read the
      prospectus carefully before investing.
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the first report to shareholders for Vision Capital Appreciation Fund. This document covers the period from July 3, 1996, when the fund first began operations, through October 31, 1996. Inside, you will find operating and financial information for the fund including a list of fund holdings and financial statements.

Vision Capital Appreciation Fund is the newest and most aggressive member of the Vision family. To help your investment grow over time, it focuses primarily on stocks issued by mid-size companies selected for their ability to appreciate in value. These holdings are diversified among key business sectors, while concentrating on sectors that offer opportunities for value.

In just four months of operation in a favorable stock market environment, the fund produced a cumulative total return of 9.17% (unadjusted for the fund's sales charge) resulting from dividends totaling $0.03 per share and an 9% increase in share price.*

By the end of the period, shareholders had invested a total of $15 million in Vision Capital Appreciation Fund. Thank you being among the first to take advantage of the growth potential of mid-size companies through this fund. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1996

* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Cumulative total return for the period adjusted for the fund's sales charge was 3.18%.

 A. Please insert the following "Financial Highlights" table as page 4 of the prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents page as the first entry.

VISION CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                  PERIOD ENDED
                                                                                                OCTOBER 31, 1996
                                                                                                 (UNAUDITED)(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $   10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                                                                  0.03
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                        0.89
--------------------------------------------------------------------------------------------          -------
  Total from investment operations                                                                       0.92
--------------------------------------------------------------------------------------------          -------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                              (0.03)
--------------------------------------------------------------------------------------------          -------
NET ASSET VALUE, END OF PERIOD                                                                      $   10.89
--------------------------------------------------------------------------------------------          -------
TOTAL RETURN (B)                                                                                         9.17%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Expenses                                                                                               0.00%(c)
--------------------------------------------------------------------------------------------
  Net investment income                                                                                  1.05%(c)
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                       2.07%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                                            $14,967
--------------------------------------------------------------------------------------------
  Average commission rate paid                                                                         0.0531
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                        8      %
--------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 3, 1996 (date of initial public investment) to October 31, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c)  Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

 B. Please insert the following as the last sentence of the first paragraph under the section entitled "Voting Rights and Other Information" on page 23.

     "As of December 4, 1996, Reho & Co., Buffalo, New York, owned 75.25% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

 C. Please insert the following Financial Statements after the section entitled "How the Fund Shows Performance" and before the address page. In addition, please add the heading "Financial Statements" to the Table of Contents page after the heading "How the Fund Shows Performance."

VISION CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--93.1%
--------------------------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT--1.3%
            --------------------------------------------------------------------------------------
     8,300  (a)Gentex Corp.                                                                         $     197,125
            --------------------------------------------------------------------------------------  -------------
            BANKING--3.2%
            --------------------------------------------------------------------------------------
     5,300  Star Banc Corp.                                                                               477,000
            --------------------------------------------------------------------------------------  -------------
            BASIC INDUSTRY--4.7%
            --------------------------------------------------------------------------------------
    10,000  IMC Global, Inc.                                                                              375,000
            --------------------------------------------------------------------------------------
     4,500  Potash Corporation Sask, Inc.                                                                 318,938
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         693,938
            --------------------------------------------------------------------------------------  -------------
            BUILDING PRODUCTS--2.1%
            --------------------------------------------------------------------------------------
     9,600  Medusa Corp.                                                                                  315,600
            --------------------------------------------------------------------------------------  -------------
            CHEMICALS--0.9%
            --------------------------------------------------------------------------------------
     8,500  Albemarle Corp.                                                                               137,062
            --------------------------------------------------------------------------------------  -------------
            COMPUTERS--8.6%
            --------------------------------------------------------------------------------------
    12,300  (a)Banctec, Inc.                                                                              250,613
            --------------------------------------------------------------------------------------
    16,400  (a)Cheyenne Software, Inc.                                                                    498,150
            --------------------------------------------------------------------------------------
    20,500  (a)EMC Corp., Mass                                                                            538,125
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,286,888
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            CONSUMER DURABLES--2.5%
            --------------------------------------------------------------------------------------
    14,000  Oakwood Homes Corp.                                                                     $     371,000
            --------------------------------------------------------------------------------------  -------------
            DIVERSIFIED OPERATIONS--5.0%
            --------------------------------------------------------------------------------------
     7,200  Harnischfeger Industries, Inc.                                                                288,000
            --------------------------------------------------------------------------------------
     9,400  Tyco International Ltd.                                                                       466,475
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         754,475
            --------------------------------------------------------------------------------------  -------------
            FINANCE--12.3%
            --------------------------------------------------------------------------------------
     8,400  Beneficial Corp.                                                                              491,400
            --------------------------------------------------------------------------------------
    19,900  (a)Olympic Financial Ltd.                                                                     315,913
            --------------------------------------------------------------------------------------
    16,600  Schwab (Charles) Corp.                                                                        415,000
            --------------------------------------------------------------------------------------
    20,700  Synovus Financial Corp.                                                                       618,412
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,840,725
            --------------------------------------------------------------------------------------  -------------
            FOOD SERVICES--5.0%
            --------------------------------------------------------------------------------------
    15,400  Flowers Industry, Inc.                                                                        359,975
            --------------------------------------------------------------------------------------
     6,900  (a)Vons Companies, Inc.                                                                       382,088
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         742,063
            --------------------------------------------------------------------------------------  -------------
            HEALTHCARE--4.7%
            --------------------------------------------------------------------------------------
    15,700  (a)Apria Healthcare Group, Inc.                                                               300,262
            --------------------------------------------------------------------------------------
     9,000  (a)Healthcare COMPARE Corp.                                                                   396,000
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         696,262
            --------------------------------------------------------------------------------------  -------------
            HOTEL--2.8%
            --------------------------------------------------------------------------------------
    18,900  (a)Mirage Resorts, Inc.                                                                       415,800
            --------------------------------------------------------------------------------------  -------------
            INDUSTRIAL PRODUCTS--1.1%
            --------------------------------------------------------------------------------------
     4,600  (a)Thermo Electron Corp.                                                                      167,900
            --------------------------------------------------------------------------------------  -------------
            INSURANCE--1.8%
            --------------------------------------------------------------------------------------
     9,300  TIG Holdings, Inc.                                                                            268,537
            --------------------------------------------------------------------------------------  -------------
            LOTTERY SERVICES--2.1%
            --------------------------------------------------------------------------------------
    10,800  (a)Gtech Holdings Corp.                                                                       318,600
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            MEDICAL INSTRUMENTS/PRODUCTS--5.2%
            --------------------------------------------------------------------------------------
    10,200  (a)St. Jude Medicine, Inc.                                                              $     402,900
            --------------------------------------------------------------------------------------
    10,000  (a)Steris Corp.                                                                               377,500
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         780,400
            --------------------------------------------------------------------------------------  -------------
            OIL/GAS--9.0%
            --------------------------------------------------------------------------------------
    19,400  (a)Global Marine, Inc.                                                                        356,475
            --------------------------------------------------------------------------------------
     7,500  Tosco Corp.                                                                                   420,937
            --------------------------------------------------------------------------------------
     6,600  Transocean Offshore, Inc.                                                                     417,450
            --------------------------------------------------------------------------------------
     6,600  Valero Energy Corp.                                                                           156,750
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,351,612
            --------------------------------------------------------------------------------------  -------------
            RETAIL--3.9%
            --------------------------------------------------------------------------------------
     6,800  (a)Consolidated Stores Corp.                                                                  262,650
            --------------------------------------------------------------------------------------
    17,500  (a)Staples, Inc.                                                                              325,938
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         588,588
            --------------------------------------------------------------------------------------  -------------
            SERVICES--2.4%
            --------------------------------------------------------------------------------------
    12,300  (a)Calenergy, Inc.                                                                            356,700
            --------------------------------------------------------------------------------------  -------------
            TECHNOLOGY--11.9%
            --------------------------------------------------------------------------------------
    11,400  (a)Analog Devices, Inc.                                                                       296,400
            --------------------------------------------------------------------------------------
     8,400  (a)Cisco Systems, Inc.                                                                        519,750
            --------------------------------------------------------------------------------------
    14,400  (a)Newbridge Networks Corp.                                                                   455,400
            --------------------------------------------------------------------------------------
     3,300  (a)Sun Microsystems, Inc.                                                                     201,300
            --------------------------------------------------------------------------------------
    19,800  (a)Teradyne, Inc.                                                                             314,325
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,787,175
            --------------------------------------------------------------------------------------  -------------
            TELECOMMUNICATIONS--2.0%
            --------------------------------------------------------------------------------------
     6,000  (a)MFS Communications, Inc.                                                                   300,750
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            TRANSPORTATION--0.6%
            --------------------------------------------------------------------------------------
     4,200  Atlantic Southeast Airlines, Inc.                                                       $      88,200
            --------------------------------------------------------------------------------------  -------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $12,905,638)                                          13,936,400
            --------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--5.8%
--------------------------------------------------------------------------------------------------
$  872,221  Seven Seas Money Market Fund (at net asset value)                                             872,221
            --------------------------------------------------------------------------------------  -------------
            TOTAL INVESTMENTS (IDENTIFIED COST $13,777,859)(B)                                      $  14,808,621
            --------------------------------------------------------------------------------------  -------------


(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $13,777,859. The net unrealized appreciation of investments on a federal tax basis amounts to $1,030,762 which is comprised of $1,450,200 appreciation and $419,438 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($14,966,988) at
      October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified and tax cost $13,777,859)                                                                $  14,808,621
---------------------------------------------------------------------------------------------------
Income receivable                                                                                            7,677
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 137,814
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           31,811
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       14,985,923
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            18,935
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 1,373,753 shares outstanding                                                          $  14,966,988
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  13,800,229
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               1,030,762
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               125,947
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         10,050
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  14,966,988
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
($14,966,988 / 1,373,753 shares outstanding)                                                                $10.89
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/94.50 of $10.89)*                                                             $11.52
---------------------------------------------------------------------------------------------------  -------------


*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1996 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $     26,738
---------------------------------------------------------------------------------------------------
Interest                                                                                                   15,042
---------------------------------------------------------------------------------------------------  ------------
     Total investment income                                                                               41,780
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   33,799
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    16,576
---------------------------------------------------------------------------------------
Custodian fees                                                                                5,567
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      5,965
---------------------------------------------------------------------------------------
Directors' fees                                                                               1,193
---------------------------------------------------------------------------------------
Legal fees                                                                                    1,590
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     8,748
---------------------------------------------------------------------------------------
Share registration costs                                                                      4,771
---------------------------------------------------------------------------------------
Printing and postage                                                                          1,988
---------------------------------------------------------------------------------------
Insurance premiums                                                                              795
---------------------------------------------------------------------------------------
Taxes                                                                                           398
---------------------------------------------------------------------------------------
Miscellaneous                                                                                   795
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          82,185
---------------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------
  Waiver of investment advisory fee                                            ($33,799)
----------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                           (16,576)
----------------------------------------------------------------------------
  Reimbursement of other operating expenses by Adviser                          (31,810)
----------------------------------------------------------------------------  ---------
     Total waivers and reimbursements                                                       (82,185)
---------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                    --
---------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                       41,780
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                          125,947
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    1,030,762
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                    1,156,709
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  1,198,489
---------------------------------------------------------------------------------------------------  ------------


*For the period from July 3, 1996 (date of initial public investment) to October
 31, 1996.

(See Notes which are an integral part of the Financial Statements)


VISION CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                               OCTOBER 31,1996*
                                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------------
Net investment income                                                                           $        41,780
-------------------------------------------------------------------------------------------
Net realized gain on investments ($125,947 net gain as computed
for federal tax purposes)                                                                               125,947
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                  1,030,762
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                   1,198,489
-------------------------------------------------------------------------------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------------
Distributions from net investment income                                                                (31,730)
-------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                         13,772,534
-------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                                31,278
-------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                  (3,583)
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                          13,800,229
-------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                       14,966,988
-------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------
Beginning of period                                                                                   --
-------------------------------------------------------------------------------------------  ---------------------
End of period (including undisributed net investment income of $10,050)                         $    14,966,988
-------------------------------------------------------------------------------------------  ---------------------


*For the period from July 3, 1996 (date of initial public investment) to October
 31, 1996.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Vision Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to produce long-term capital appreciation.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock were as follows:

                                                                                                 PERIOD ENDED
                                                                                             OCTOBER 31, 1996(A)
Shares sold                                                                                         1,371,121
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                      2,979
------------------------------------------------------------------------------------------
Shares redeemed                                                                                          (347)
------------------------------------------------------------------------------------------       ------------
  Net change resulting from share transactions                                                      1,373,753
------------------------------------------------------------------------------------------       ------------


(a) For the period from July 3, 1996 (date of initial public investment) to October 31, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended October 31, 1996.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Fund will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended October 31, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses of $21,200 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $1,178 pursuant to this agreement.

GENERAL--Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES                                                                                            $  13,780,852
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   1,001,160
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS                                                OFFICERS
------------------------------------------------------------------------------------------------
Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                                                          Assistant Secretary


SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


 [LOGO of VISION]
SEMI-ANNUAL REPORT
  AND SUPPLEMENT
TO PROSPECTUS DATED
  JUNE 5, 1996

------------------
    Vision
   Capital
Appreciation
    Fund
------------------
OCTOBER 31, 1996

Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F703
GOO158-O1 (12/96)






[LOGO]

                                   PROSPECTUS


                        VISION CAPITAL APPRECIATION FUND
                  (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
                         PROSPECTUS DATED JUNE 5, 1996


Vision Group of Funds, Inc. (the "Corporation") is an open-end management investment company (a mutual fund) that offers you a choice of seven separate investment portfolios with distinct investment objectives and policies. This prospectus relates to one of the seven portfolios, Vision Capital Appreciation Fund ("Fund").

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF MANUFACTURERS AND TRADERS TRUST COMPANY, ARE NOT ENDORSED OR GUARANTEED BY MANUFACTURERS AND TRADERS TRUST COMPANY, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.
This prospectus gives you information about the Fund, and can help you decide if the Fund is a suitable investment for you. Please read the prospectus before you invest and keep it for future reference.

You can find additional facts about the Fund in the Statement of Additional Information dated June 5, 1996 which has also been filed with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. To obtain a free copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received it electronically, or make other inquiries about the Fund, simply call or write Vision Group of Funds, Inc. at the telephone number or address below.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VISION GROUP OF FUNDS, INC.
P.O. Box 4556
Buffalo, New York 14240-4556
(800) 836-2211  (716) 842-4488

                               TABLE OF CONTENTS

Synopsis                                                                       3
A Summary of the Fund's Expenses                                               4
How the Fund Invests                                                           5
Fund Management, Distribution
  and Administration                                                          12
Your Guide to Using the Fund                                                  15
  How the Fund Values Its Shares                                              15
  What Fund Shares Cost                                                       15

  How to Buy Shares                                                           18
  How to Exchange Shares                                                      19
  How to Redeem Shares                                                        21
Tax Information                                                               23
Description of Fund Shares                                                    23
How the Fund Shows Performance                                                24
Addresses                                                                     25

                                    SYNOPSIS

INVESTMENT OBJECTIVES AND POLICIES

Vision Group of Funds, Inc. (the "Corporation") offers you a convenient, affordable way to participate in seven separate, professionally managed portfolios. This prospectus describes the Vision Capital Appreciation Fund.

   VISION CAPITAL
   APPRECIATION FUND
   (THE "FUND") IS A DIVERSIFIED PORTFOLIO WHICH SEEKS
   TO PRODUCE LONG-TERM CAPITAL APPRECIATION. THE FUND
   PURSUES ITS INVESTMENT OBJECTIVE BY INVESTING IN A
   DIVERSIFIED PORTFOLIO CONSISTING PRIMARILY OF COMMON
   STOCKS THAT THE ADVISER BELIEVES OFFER OPPORTUNITY
   FOR GROWTH OF CAPITAL, ALTHOUGH IT MAY ALSO INVEST IN
   OTHER SECURITIES HAVING SOME OF THE CHARACTERISTICS
   OF COMMON STOCKS, SUCH AS CONVERTIBLE PREFERRED
   STOCKS, CONVERTIBLE BONDS AND WARRANTS.

BUYING AND REDEEMING FUND SHARES
You can conveniently buy and redeem Fund shares on almost any business day. Shares of the Fund are sold at net asset value plus a sales charge and redeemed at net asset value. The minimum initial investment in the Fund is $500 ($250 for IRA accounts), and it may be waived or lowered from time to time. (See "Your Guide to Using the Fund.")


FUND MANAGEMENT
The Fund's investment adviser is Manufacturers and Traders Trust Company ("M&T Bank" or "Adviser"). M&T Bank is the primary banking subsidiary of First Empire State Corporation, which also owns The East New York Savings Bank. (See "Adviser's Background.")

SHAREHOLDER SERVICES

When you become a shareholder, you can easily get information about your account by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

RISK FACTORS

An investment in the Fund may involve certain risks that are explained more fully in the sections of this prospectus discussing the Fund's investment techniques.

                        A SUMMARY OF THE FUND'S EXPENSES

Every mutual fund incurs expenses in conducting operations, managing investments and providing services to shareholders. The following summary breaks out the Fund's expenses. You should consider this expense information, along with other information provided in this prospectus, in making your investment decision.

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)..............................................................       4.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)..............................................................       None
Contingent Deferred Sales Load (as a percentage of original purchase price
  or redemption proceeds, as applicable)...........................................................       None
Redemption Fees (as a percentage of amount redeemed, if applicable)................................       None
Exchange Fee.......................................................................................       None
                                                ANNUAL OPERATING EXPENSES
                                    (as a percentage of projected average net assets)
Management Fee.....................................................................................       0.85%
12b-1 Fee (1)......................................................................................       0.00%
Other Expenses.....................................................................................       0.57%
     Shareholder Servicing Fee (1)......................................................      0.00%
          Total Fund Operating Expenses (after waiver) (2).........................................       1.42%


(1) The Fund has no present intention of paying or accruing 12b-1 fees or shareholder servicing fees during the fiscal year ending April 30, 1997. If the Fund were paying or accruing 12b-1 fees or shareholder servicing fees, the Fund would be able to pay up to 0.25% of its average daily net assets for 12b-1 fees and up to 0.25% of its average daily net assets for shareholder servicing fees. See "Fund Management, Distribution and Administration."

(2) The Total Fund Operating Expenses absent the voluntary waiver of the administrative fee by the Administrator are estimated to be 1.51% for the year ending April 30, 1997. The Total Fund Operating Expenses in the table above are based on expenses expected during the fiscal year ending April 30, 1997.

     The Table above can help you understand the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see the
     section "Fund Management, Distribution and Administration" on page   .
     Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                           1 YEAR        3 YEARS
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return; (2) redemption at the end of each time period; and (3) payment
of the maximum sales load. The Fund charges no redemption fees................   $      59     $      88


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              HOW THE FUND INVESTS

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to produce long-term capital appreciation. This investment objective cannot be changed without approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

                             INVESTMENT POLICIES

   THE FUND PURSUES ITS INVESTMENT OBJECTIVE OF
   LONG-TERM CAPITAL APPRECIATION BY INVESTING IN A
   DIVERSIFIED PORTFOLIO COMPRISED PRIMARILY OF COMMON
   STOCKS OR OTHER SECURITIES THAT HAVE SOME OF THE
   CHARACTERISTICS OF COMMON STOCKS, SUCH AS CONVERTIBLE
   PREFERRED STOCKS, CONVERTIBLE BONDS, AND WARRANTS.
   THE PRINCIPAL FACTOR IN SELECTING CONVERTIBLE
   SECURITIES WILL BE THE POTENTIAL OPPORTUNITY TO
   BENEFIT FROM MOVEMENT IN STOCK PRICE.
   CURRENT INCOME IS A SECONDARY, NON-
   FUNDAMENTAL INVESTMENT CONSIDERATION. THE ADVISER
   WILL GENERALLY SELECT COMMON STOCKS OF WELL-FINANCED
   ISSUERS (E.G., ISSUERS THAT GENERATE SUFFICENT CASH
   FLOW TO SUPPORT THEIR GROWTH NEEDS OR HAVE SUFFICENT
   CREDIT QUALITY TO OBTAIN FINANCING TO SUPPORT THEIR
   GROWTH) WHICH HAVE DEMONSTRATED PROFITABILITY IN THE
   PAST OR HAVE THE POTENTIAL FOR PROFITABILITY IN THE
   FUTURE, AND HAVE BEEN IN BUSINESS A MINIMUM OF THREE
   YEARS. IT IS ANTICIPATED THAT THE FUND'S PORTFOLIO
   SECURITIES IN THE AGGREGATE WILL HAVE AN AVERAGE
   WEIGHTED MARKET CAPITALIZATION OF $1 BILLION TO $10
   BILLION, WHICH COULD BE CONSIDERED THE
   MID-CAPITALIZATION SECTOR OF THE MARKET. THE ADVISER,
   MAY, HOWEVER, SELECT FOR PURCHASE COMMON STOCKS OF
   WELL-KNOWN COMPANIES WITH INDIVIDUAL MARKET
   CAPITALIZATIONS OF OVER $10 BILLION, AS WELL AS
   COMPANIES THAT HAVE INDIVIDUAL MARKET
   CAPITALIZATIONS AS LOW AS $250 MILLION, IF IT
   BELIEVES SUCH COMMON STOCKS OFFER PARTICULAR
   OPPORTUNITIES FOR LONG-TERM CAPITAL APPRECIATION.

In selecting investments, the Adviser will consider various financial characteristics of the issuer, including historical sales and net income, debt/equity and price/earnings ratios and growth rates. Certain qualitative factors such as product dominance, management experience, and research and development commitment will be evaluated. Investors should be aware that since the major portion of the Fund's portfolio will normally be invested in common stocks, the Fund's net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities. There can be no assurance that the objective of the Fund will be realized, that any income will be earned, or that the Fund's portfolio will not decline in value.

Under normal market conditions, the Fund intends to have at least 75% of its total assets invested in securities which the Adviser believes offer opportunity for capital appreciation. Unless indicated otherwise, this policy and the other investment policies of the Fund may be changed by the Directors without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include:

  .common or preferred stocks of U.S. companies which are either listed on the New York or American Stock Exchange, or other domestic stock exchange, or traded in the over-the-counter markets and are considered by the Adviser to have an established market;

  .convertible securities (as described below);
  .investments in American Depository Receipts ("ADRs") of foreign companies traded on the New York or American Stock Exchange, or other domestic stock exchanges, or in the over-the-counter market. The Fund may not invest more than 25% of its total assets in ADRs and not more than 5% of its total assets in foreign securities directly (other than ADRs);
  .domestic issues of corporate debt obligations (including convertible bonds and debentures) rated, at the time of purchase, investment grade by a nationally recognized statistical rating organization ("NRSRO") (e.g., Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard and Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")), or, if unrated, of comparable quality as determined by the Adviser;
  .U.S. government securities (as described below);
  .for temporary defensive purposes, up to 25% of its total assets in money market instruments, including commercial paper that, at the time of purchase, are rated not less than P-1, A-1 or F-1, by Moody's, S&P or Fitch, respectively, or, if unrated, are of comparable quality as determined by the Adviser, time and savings deposits (including certificates of deposit) in domestic and foreign commercial or savings banks, and bankers' acceptances; and .warrants.In addition, the Fund may purchase the investments and engage in the investment techniques described below. For additi information about the investments and
investment techniques, please refer to the Statement of Additional Information.

CONVERTIBLE SECURITIES
The Fund may invest in convertible securities. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates primarily the investment potential of the underlying equity security for capital appreciation and secondarily the investment characteristics of the convertible security as a fixed income instrument. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

CORPORATE DEBT OBLIGATIONS
The Fund may invest in corporate debt obligations, including corporate bonds, notes, and debentures, which may have floating or fixed rates of interest. These obligations will be rated at the time of purchase in the top four rating categories (investment grade) by an NRSRO. If the obligations are unrated, they will be of comparable quality as determined by the Adviser. If any security purchased by the Fund is subsequently downgraded, securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The lowest category of investment grade securities (e.g., Baa or BBB) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest payments on such obligations than higher rated obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.
FIXED RATE CORPORATE DEBT OBLIGATIONS
The Fund may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations, but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

FLOATING RATE CORPORATE DEBT OBLIGATIONS
The Fund may invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.
U.S. GOVERNMENT SECURITIES
The Fund may invest in U.S. government securities which include:

  .direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes, and bonds; and

  .obligations of U.S. government agencies or instrumentalities such as the Farm
   Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; The Student Loan Marketing Association ("Sallie Mae"); Government National Mortgage Association ("Ginnie Mae"); Federal Home Loan Mortgage Corporation ("Freddie Mac"); Housing and Urban Development; and Federal National Mortgage Association ("Fannie Mae").

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Ginnie Mae participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

  .the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

  .the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

  .the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements, which are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other high quality, liquid securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, which may include restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities not determined by the Corporation's Board of Directors to be liquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER
INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies. The Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. In order to comply with certain state restrictions, the Fund will limit its investment in securities of other open-end investment companies to those with sales loads of less than 1.00% of the offering price of such securities. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. While it is a policy to waive advisory fees on Fund assets invested in securities of other open-end investment companies, it should be noted that investment companies incur certain expenses such as custodian and transfer agency fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis or both up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Corporation's Board of Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.
There is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash.

PUT AND CALL OPTIONS
The Fund may purchase put options on its portfolio securities as a hedge to attempt to protect these securities against fluctuations in value. The Fund will write put and call options on securities either held in its portfolio or which the Fund has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any such additional consideration. The Fund also may purchase call options on securities to protect against price movements in particular securities which the Fund intends to purchase. A call option gives the Fund, in return for a premium, the right (but not the obligation) to buy the underlying security from the seller at a pre-determined price.

The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on certain portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or broker/dealers) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

If the Fund does not exercise an option it has purchased, then the Fund loses in value the price it paid for the option premium. If the Fund writes (sells) an option which is subsequently exercised, the premium received by the Fund from the option purchaser may not exceed the increase (in the case of a call option) or decrease (in the case of a put option ) in the value of the securities underlying the option, in which case the difference represents a loss for the Fund. However, if the option expires without being exercised, the Fund realizes a gain in the amount of the premium it received.
FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial and stock index futures contracts to attempt to hedge all or a portion of its portfolio against changes in interest rates or economic market conditions. Financial futures contracts generally require the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts generally involve cash settlement rather than delivery of the stocks comprising the index.

The Fund may also write call options and purchase put options on financial or stock index futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

Generally, the Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS
When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into futures or options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

WARRANTS

The Fund has no present intent to invest more than 5% of its net assets in warrants.
DERIVATIVE CONTRACTS AND SECURITIES



The term "derivative" has traditionally been applied to certain contracts (including futures and option contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.



Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies and limitations.


INVESTMENT RISKS

As with other mutual funds that invest in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.
Because the Fund may invest in small-to-medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, although their potential for growth may be greater, stocks in the small-to-medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small-to-medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing market conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small-to-medium-sized companies may, to some degree, fluctuate independently of the stocks of larger companies. That is, the stocks of small-to-medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

With respect to the debt obligations which the Fund may purchase, their prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes.

The market value of debt obligations, and therefore the Fund's net asset value, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Adviser. The Adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's net asset value.

INVESTMENT LIMITATIONS

The Fund will not:

  .borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; and

  .with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, or acquire more than 10% of the voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 15% of its net assets in illiquid securities.

                                FUND MANAGEMENT,
                                DISTRIBUTION AND
                                 ADMINISTRATION

                             BOARD OF DIRECTORS

   THE FUND IS MANAGED BY A BOARD OF DIRECTORS.

The Directors are responsible for managing the business affairs for the Fund and for exercising all the Fund's powers except those reserved for the shareholders.

                             INVESTMENT ADVISER

   INVESTMENT DECISIONS FOR THE FUND ARE MADE BY M&T
   BANK, SUBJECT TO DIRECTION BY THE DIRECTORS.

The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Corporation's Board of Directors and could result in severe penalties.

ADVISORY FEES

For the services M&T Bank provides and the expenses it assumes as investment adviser, M&T Bank is entitled to receive a fee from the Fund, equal to an annual rate of .85% of the Fund's average daily net assets. This fee is computed daily and paid monthly. M&T Bank has agreed to pay all expenses it incurs in connection with its advisory activities, other than the cost of securities (including any brokerage commissions) purchased for the Fund. From time to time, M&T Bank may voluntarily waive all or a portion of its advisory fees in order to help the Fund maintain a competitive expense ratio or to meet state limitations on expense ratios.

ADVISER'S BACKGROUND

M&T Bank is the primary banking subsidiary of First Empire State Corporation, a $12 billion bank holding company, as of December 31, 1995, headquartered in Buffalo, New York. M&T Bank had $10.2 billion in assets, as of December 31, 1995, has 121 offices throughout western New York State and New York's Southern Tier, 22 offices in the Hudson Valley region of New York State, plus offices in New York City, Albany, Syracuse, and Nassau, the Bahamas. First Empire State Corporation also owns The East New York Savings Bank, which, as of Decem-ber 31, 1995, has 16 offices throughout metropolitan New York City.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. The Fund's investments are managed through the Trust & Investment Services Division of M&T Bank. As of December 31, 1995, M&T Bank had $1.8 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). M&T Bank has served as investment adviser to various funds of the Corporation since 1988. As of December 31, 1995, M&T Bank managed over $884 million in assets of the Corporation's money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

The Fund is managed by John F. Moore. Mr. Moore joined M&T Bank in October, 1995 as Senior Vice President and Chief Investment Officer. His 18 years of investment experience includes five years with Value Line Asset Management, New York where he most recently was the Director of Asset Management and Senior Portfolio Manager. Mr. Moore obtained his B.A. and M.B.A. from the University of North Carolina.

                         DISTRIBUTION OF FUND SHARES

   FEDERATED SECURITIES CORP. IS THE PRINCIPAL
   DISTRIBUTOR FOR SHARES OF THE FUND.
Shares of the Fund are sold on a continuous basis by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is also the principal distributor for a number of other investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN

Under a distribution plan (referred to as the "Plan") adopted in accordance with Rule 12b-1 promulgated under the Investment Company Act of 1940, the Fund may pay to the distributor an amount computed at an annual rate of 0.25% of the Fund's average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its 12b-1 compensation under the Plan to the extent the expenses attributable to shares of the Fund exceed such lower expense limitation as the distributor may, by notice to the Corporation, voluntarily declare to be effective. The Fund has no present intention of paying or accruing 12b-1 fees during the fiscal year ending April 30, 1997.
Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.



Some entities providing services to the Fund are subject to such banking laws and regulations. They believe that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Directors would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.



State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

The distributor may select certain entities to provide sales and/or administrative services as agents for holders of shares of the Fund. For a description of administrative services, see "Administrative Arrangements" below.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund has adopted a Shareholder Services Plan, which is administered by Federated Administrative Services. Under the Plan, M&T Bank may act as a shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be equal to 0.25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services. The Fund will not accrue or pay any shareholder servicing agent fees until a separate class of shares has been created for the Fund or the prospectus is amended to reflect the imposition of fees.

ADMINISTRATIVE ARRANGEMENTS

The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings banks) to provide administrative services that are not provided by Federated Administrative Services (see below). These administrative services include distributing prospectuses and other information, providing accounting assistance and shareholder communications, or otherwise facilitating shareholder purchases and redemptions (sales) of Fund shares. The administrators appointed could include affiliates of the Adviser.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. If the distributor pays any fees for these services, the fees will be reimbursed by the Adviser and not the Fund.

                         ADMINISTRATION OF THE FUND

   FEDERATED ADMINISTRATIVE SERVICES, A SUBSIDIARY OF
   FEDERATED INVESTORS, PROVIDES THE FUND WITH CERTAIN
   ADMINISTRATIVE PERSONNEL AND SERVICES NECESSARY TO
   OPERATE THE FUND.

ADMINISTRATIVE SERVICES

Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these services for an annual fee as specified below:

ADMINISTRATIVE       AGGREGATE DAILY NET ASSETS OF
     FEE              VISION GROUP OF FUNDS, INC.
    .150%       on the first $250 million
    .125%       on the next $250 million
    .100%       on the next $250 million
    .075%       on assets in excess of $750 million


The administrative fee received during any year shall be at least $50,000 for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

                                   YOUR GUIDE
                                    TO USING
                                    THE FUND

                              HOW THE FUND VALUES
                                 ITS SHARES

   THE FUND'S NET ASSET VALUE PER SHARE FLUCTUATES.

The net asset value for the Fund's shares is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the total number of the Fund's shares outstanding.

MINIMUM INITIAL INVESTMENT


The minimum initial investment in the Fund is $500, unless the investment is in an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25. In addition, the minimum initial and subsequent investment amounts may be waived or lowered from time to time, such as for customers participating in the automatic investment services described below.


                             WHAT FUND SHARES COST
Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                              SALES CHARGE AS      SALES CHARGE
                               A PERCENTAGE       AS A PERCENTAGE
                                 OF PUBLIC         OF NET AMOUNT
  AMOUNT OF TRANSACTION       OFFERING PRICE         INVESTED
Less than $100,000........            4.50%               4.71%
$100,000 but less than
  $250,000................            3.75%               3.90%
$250,000 but less than
  $500,000................            3.00%               3.09%
$500,000 but less than $1
  million.................            2.00%               2.04%
$1 million but less than
  $2 million..............            1.00%               1.01%
$2 million or more........            0.00%               0.00%


The net asset value is determined at the close of regular trading on the New York Stock Exchange, which is generally 4:00 p.m. (Eastern time), Monday through Friday, except on:

  (i)  days when the value of the Fund's
portfolio securities do not change sufficiently to materially affect the net asset value;

  (ii) days when no shares are tendered for redemption by shareholders and no orders to purchase shares are received; or

 (iii) the following holidays: New Year's Day,
       Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In connection with the sale of Fund shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Any interest accrued or dividends declared but not paid on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

SALES CHARGE REALLOWANCE

For sales of shares of the Fund, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge not paid to a broker/dealer will be retained by the distributor. However, the distributor will uniformly and periodically offer to pay broker/dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash, items of material value, or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities. In some instances, these incentives will be made available only to broker/dealers whose employees have sold or may sell significant amounts of shares.

The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of their customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

In addition, the distributor will offer to pay broker/dealers an amount of up to 1.00% of the net asset value of shares purchased for an account of their client or customer in an amount of $2 million or more.

The distributor, M&T Bank or its affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of shares of the Fund or as financial assistance for providing substantial marketing, sales and operational support. Compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other special events. In some instances, this compensation may be predicated upon the amount of shares sold and/or upon the type and nature of sales or operational support they furnish. Dealers may not use sales of the Corporation's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned other compensation shall be paid for by the Corporation, the Fund, or its shareholders, nor will it change the price paid by investors for the purchase of Fund shares.

PURCHASES AT NET ASSET VALUE

Shares of the Fund may be purchased, subject to applicable law and regulation from time to time, at net asset value, without a sales charge, by the following investors, their spouses and their immediate relatives: (i) current and retired employees and directors of M&T Bank, The East New York Savings Bank, First Empire State Corporation and their subsidiaries; (ii) current and former Directors of the Corporation; (iii) clients of the Trust & Investment Services Division of M&T Bank; (iv) employees (including registered representatives) of a dealer which has a selling group agreement with the Fund's distributor and consents to such purchases; (v) current and retired employees of any sub-adviser to the Vision Group of Funds, Inc.; and (vi) investors referred by any sub-adviser to the Vision Group of Funds, Inc. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

Shares of the Fund may also be purchased, subject to applicable law and regulation from time to time, at net asset value, without a sales charge, by employees of clients of the Trust & Investment Services and Commercial Lending Divisions of M&T Bank within an automatic deduction program. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund, or its shareholders.

A special application form which is available from the Shareholder Servicing Agent, must be submitted with the initial purchase.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES

Investors may purchase shares of the Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission, or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented with satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund or its shareholders.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares of the Fund through:

  .quantity discounts and accumulated purchases;

  .signing a 13-month letter of intent;

  .using the reinvestment privilege; or

  .concurrent purchases.

QUANTITY DISCOUNTS AND
ACCUMULATED PURCHASES

As shown in the table under "What Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of shares of the Fund is made, the Fund will consider the previous purchases still invested in the Fund in calculating the applicable sales charge rate. For example, if a shareholder already owns shares which were purchased at the public offering price of $70,000 and then purchases $40,000 more at the current public offering price, the sales charge of the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT

If a shareholder intends to purchase shares of the Fund equal in value to at least $100,000 over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The 4.50% held in escrow will be applied to the shareholder's account at the end of the 13-month period, unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge. This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE

If shares in the Fund have been redeemed, the shareholder has a one-time right to reinvest, within 90 days, the redemption proceeds in the Fund at the next-determined net asset value without any sales charge. M&T Bank's Mutual Fund Services or the distributor must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate the sales charge. If the shareholder redeems his or her shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Vision Group of Funds, Inc., the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the funds with a sales charge, and $40,000 in another fund with a sales charge, the sales charge would be reduced to 3.75%.

To receive this sales charge reduction, M&T Bank's Mutual Fund Services or the distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

                              HOW TO BUY SHARES

   YOU CAN BUY SHARES OF THE FUND ON ANY BUSINESS DAY,
   EXCEPT ON DAYS WHICH THE NEW YORK STOCK EXCHANGE OR
   M&T BANK IS CLOSED OR ON HOLIDAYS WHEN WIRE TRANSFERS
   ARE RESTRICTED (COLUMBUS DAY, VETERANS' DAY AND
   MARTIN LUTHER KING DAY).

Shares may be purchased either by wire, mail or transfer. The Fund reserves the right to reject any purchase request.

Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573.

THROUGH THE BANK

You may purchase shares through M&T Bank. To do so, contact an account representative at M&T Bank or those affiliates of M&T Bank which make shares available (such as The East New York Savings Bank ("East New York")), or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488).

THROUGH M&T SECURITIES, INC.

You may purchase shares of the Fund through any representative of M&T Securities, Inc. ("M&T Securities") at M&T Bank and East New York locations, as well as at separate M&T Securities locations, or by calling 1-800-724-5445. M&T Securities (member NASD and SIPC) is a wholly-owned registered broker-dealer subsidiary of M&T Bank.
THROUGH AUTHORIZED BROKER/DEALERS

An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. For additional details, contact your broker.

PAYMENT

Payment may be made by either check or federal funds or by debiting a customer's account at M&T Bank or any of its affiliate banks. Purchase orders must be received by 4:00 p.m. (Eastern time) in order to be credited that same day. For settlement of an order to occur, payment must be received on the next business day following the order.

BUYING SHARES BY WIRE

You can purchase shares of the Fund by Federal Reserve wire. This is referred to as wiring federal funds, and it simply means that your bank sends money to the Fund's bank through the Federal Reserve System. To purchase shares by Federal Reserve wire, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

BUYING SHARES BY MAIL

To buy shares of the Fund for the first time by mail, complete and sign an account application form and mail it, together with a check made payable to "Vision Capital Appreciation Fund" in an amount of $500 (or $250 for IRA accounts) or more, to the address below:

  Vision Group of Funds, Inc.
  P.O. Box 4556
  Buffalo, New York 14240-4556
Current shareholders can purchase shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check has been received.

BUYING SHARES BY TRANSFER

To purchase shares of the Fund by transferring money from a bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks. To place an order, call M&T Bank's Mutual Fund Services or any representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account by the next business day and your purchase of shares will be effected on the day the order is placed.
CUSTOMER AGREEMENTS

Shareholders normally purchase shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn periodically and invested in Fund shares at the net asset value next calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays dividends quarterly. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless payments are requested by writing to the Fund or M&T Bank's Mutual Fund Services. Dividends and capital gains can also be reinvested in shares of any other fund comprising the Vision Group of Funds, Inc., subject to any applicable investment requirements.

RETIREMENT PLANS


Shares of the Fund can be purchased as an investment for IRA accounts. For further details, contact the Fund and consult a tax adviser.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. The Fund will not issue certificates for your shares unless you make a written request to the Fund. Federated Shareholder Services Company is a subsidiary of Federated Investors.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Confirmations are sent to shareholders of the Fund to report dividends paid during the quarter.

                           HOW TO EXCHANGE SHARES

   ALL SHAREHOLDERS IN ANY OF THE FUNDS ARE SHAREHOLDERS
   OF VISION GROUP OF FUNDS, INC. AND HAVE ACCESS TO THE
   OTHER FUNDS OF THE CORPORATION (REFERRED TO AS "PAR-
   TICIPATING FUNDS") THROUGH AN EXCHANGE PROGRAM. YOU
   MAY EXCHANGE SHARES OF THE FUND FOR SHARES OF OTHER
   PARTICIPATING FUNDS AT NET ASSET VALUE, PLUS ANY
   APPLICABLE SALES CHARGE.

When exchanging into and out of Participating Funds with a sales charge and Participating Funds without a sales charge, shareholders who have paid a sales charge once upon purchasing shares of any Participating Fund, including those shares acquired by the reinvestment of dividends, will not have to pay a sales charge again on an exchange. Shares of Participating Funds with no sales charge acquired by direct purchase may be exchanged for shares of other Participating Funds with a sales charge at net asset value plus the applicable sales charge. However, shares of Participating Funds with no sales charge that were acquired by the reinvestment of dividends will not be subject to a sales charge upon an exchange into shares of a Participating Fund with a sales charge. Instead, such exchanges will be made at net asset value.

To be eligible for this exchange privilege, you must exchange shares with a net asset value of at least the minimum initial investment required by the Participating Fund into which you are exchanging if it is a new account. You may exchange your shares only for shares of Participating Funds that may legally be sold in your state of residence. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Participating Fund into which an exchange is to be made.

Once the transfer agent has received proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next net asset value calculated. If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish a new account. Unless you specify otherwise, this account will be registered in the same name and have the same dividend and capital gains payment options as you selected with your existing account. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, you must provide a signature guarantee to verify your signature. Please see the "Signature Guarantees" section later in this prospectus for more information about signature guarantees.

Each exchange is considered a sale of shares of one fund and a purchase of shares of another fund, and depending on the circumstances, may generate a short or long-term capital gain or loss for federal income tax purposes.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination.

To find out more about the exchange privilege, call M&T Bank's Mutual Fund Services at the number listed below.

EXCHANGING SHARES BY TELEPHONE

You may exchange shares between Participating Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488). To sign up for telephone exchanges, you must select the telephone exchange option on the new account application. It is recommended that you request this privilege on your initial application. If you do not and later wish to take advantage of telephone exchanges, you may call M&T Bank's Mutual Fund Services for authorization forms.

You can only exchange shares by telephone between fund accounts with identical shareholder registrations (names, addresses, and taxpayer identification numbers).

Telephone exchange instructions must be received by M&T Bank's Mutual Fund Services by 4:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged that same day. You will not receive a dividend from the fund into which you are exchanging on the date of the exchange.

You may have difficulty making exchanges by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written exchange request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

If you have certificates for the shares you want to exchange, you cannot make a telephone exchange. Instead, the certificates must be properly endorsed and should be sent by registered or certified mail, along with your written exchange request, to the Vision Group of Funds, Inc. at the address shown below. M&T Bank's Mutual Fund Services will then forward the certificate to the transfer agent, Federated Shareholder Services Company, and the shares will be deposited into your account before the exchange is made.

Shareholders requesting the telephone exchange service authorize the Corporation and its agents to act upon their telephonic instructions to exchange shares from any account for which they have authorized such services. Exchange instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGING SHARES BY MAIL

You may exchange shares by mail by sending your written request to:

  Vision Group of Funds, Inc.
  P.O. Box 4556
  Buffalo, New York 14240-4556

                            HOW TO REDEEM SHARES
   THE FUND REDEEMS YOUR SHARES AT THE NET ASSET VALUE
   PER SHARE NEXT CALCULATED AFTER THE FUND RECEIVES
   YOUR REDEMPTION REQUEST. WHEN FUND SHARES ARE
   REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE
   ORIGINAL COST.

You may redeem shares only on days when the Fund computes its net asset value. You cannot redeem shares on days when the New York Stock Exchange or M&T Bank are closed, or on holidays when wire transfers are restricted (Columbus Day, Veterans' Day, and Martin Luther King Day). While you may redeem various amounts by telephone or written request, you can close your account only by written request.

TELEPHONE REDEMPTIONS

You may redeem your shares by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone 842-4488) before 4:00 p.m. (Eastern time). The proceeds will be wired the next business day directly to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

You will be automatically eligible for telephone redemptions, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone/ wire redemption option on your initial application. If you do not do this and later wish to take advantage of telephone redemptions, you must call M&T Bank's Mutual Fund Services for authorization forms.

You may have difficulty redeeming shares by telephone in times of unusual economic or market changes when the volume of telephone requests may be exceptionally high. If you cannot contact M&T Bank's Mutual Fund Services by telephone, please send a written redemption request by mail for next day delivery to the Vision Group of Funds, Inc. at the address shown below.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination.

If you hold shares in certificate form or hold Fund shares through an IRA account, you cannot redeem those shares by phone, but instead must redeem them in writing as explained below.

Shareholders who accept the telephone redemption service authorize the Corporation and its agents to act upon their telephonic instructions to redeem shares from any account for which they have authorized such services. Redemption instructions given by telephone may be electronically recorded for your protection. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES BY MAIL

You may redeem shares by sending your written request to:

  Vision Group of Funds, Inc.
  P.O. Box 4556
  Buffalo, New York 14240-4556

Please call M&T Bank's Mutual Fund Services for specific instructions before redeeming by letter. Your written request must include your name, the Fund's name, your account number, and the share or dollar amount you want to redeem. If share certificates have been issued to you, those certificates must be properly endorsed and should be sent by registered or certified mail along with your redemption request.

SIGNATURE GUARANTEES

A signature guarantee verifies the authenticity of your signature. For your protection, you must have your signature guaranteed on written redemption requests in the following instances:

  .if you are redeeming shares worth $50,000 or more;

  .if you want a redemption of any amount sent to an address other than your address on record with the Fund;

  .if you want a redemption of any amount payable to someone other than yourself as the shareholder of record; or

  .if you want to transfer the registration of the Fund shares.

The signature guarantee must be provided by:

  .a trust company or commercial bank whose deposits are insured by the Bank
   Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

  .a savings bank or savings associations whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which also is administered by the FDIC;

  .a member firm of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange; or

  .any other "eligible guarantor institution," as defined in the Securities
   Exchange Act of 1934.
The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

If you own Fund shares worth $10,000 or more, you can have regular payments of $50 or more sent from your Fund account to you, another person you designate or your checking or NOW deposit account. Fund shares are redeemed to provide periodic payments in the amount you specify.

Depending on the amount you are withdrawing, the amount of dividends or any capital gains distributions paid on the Fund shares, and any possible fluctuations in the Fund's net asset value per share, these redemptions may reduce and eventually exhaust your investment in the Fund. For this reason, you should not consider systematic withdrawal payments as yield or income received from your investment in the Fund. Due to the fact that shares are sold subject to sales charge, it may not be advisable for shareholders to be purchasing shares while participating in this program.

For more information and an application form for the Systematic Withdrawal Program, call M&T Bank's Mutual Fund Services.

INVOLUNTARY REDEMPTIONS

Because of the high cost of maintaining accounts with low balances, the Fund may redeem your shares and send you the proceeds if your account balance falls below a minimum value of $250 due to shareholder redemptions. Shareholders who make large or frequent withdrawals may be particularly vulnerable to this involuntary redemption process. However, before shares are redeemed to close an account, the shareholder will be notified in writing and given 30 days to purchase additional shares to meet the minimum balance requirement.

Further, the Fund reserves the right to redeem shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.

                               TAX INFORMATION

   BELOW IS A GENERAL DISCUSSION OF TAX CONSIDERATIONS
   FOR THE FUND. NO ATTEMPT HAS BEEN MADE TO PRESENT A
   DETAILED EXPLANATION OF THE INCOME TAX TREATMENT OF
   THE FUND OR ITS SHAREHOLDERS, AND THIS DISCUSSION IS
   NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX
   PLANNING.

The tax consequences discussed here apply whether you receive dividends in cash or reinvest them in additional shares. The Fund will send you tax information annually regarding the federal income tax consequences of distributions made during the year. You should definitely consult your own tax adviser about any state or local taxes that may apply.

The Fund will be treated as a separate entity for federal income tax purposes. Income earned by the Fund, including any capital gains or losses realized, is not combined with income earned on the Corporation's other portfolios.

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code so that it is not required to pay federal income taxes on the income and capital gains distributed to shareholders.

FEDERAL INCOME TAXES

Unless shareholders of the Fund are otherwise exempt from taxes, they are required to pay federal income taxes on dividends and other distributions received (including capital gains distributions, if any) from the Fund.

                           DESCRIPTION OF FUND SHARES

Vision Group of Funds, Inc. was organized as a Maryland corporation on February 23, 1988, and consists of seven available portfolios: Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision Growth and Income Fund, Vision Capital Appreciation Fund, and Vision New York Tax-Free Fund. The Corporation's Articles of Incorporation permit the Corporation to offer separate series of shares in these funds or other future portfolios.

Each Fund share represents an equal proportionate interest in the Fund with other shares and participates equally in the dividends and any other distributions that are declared at the discretion of the Corporation's Board of Directors.

                     VOTING RIGHTS AND OTHER INFORMATION

   SHAREHOLDERS OF THE FUND ARE ENTITLED TO ONE VOTE FOR
   EACH FULL SHARE THEY HOLD AND TO FRACTIONAL VOTES FOR
   ANY FRACTIONAL SHARES THEY HOLD.
Shareholders in the Fund generally vote in the aggregate and not by class, unless the law expressly requires otherwise or the Corporation's Board of Directors determines that the matter to be voted upon affects only the interests of shareholders of a particular class. (See the "Description of Fund Shares" in the Statement of Additional Information for examples of when the Investment Company Act of 1940 requires that shareholders vote by class.)

The Fund is not required to hold annual shareholder meetings, unless matters arise that require a vote of the shareholders under the Investment Company Act of 1940. That law requires a vote of the shareholders to approve changes in the Fund's investment advisory agreements, to replace the Fund's independent certified public accountants and, under certain circumstances, to elect members to the Board of Directors. Directors may be removed by the Board of Directors or by a vote of shareholders at a special meeting. The Board of Directors will promptly call a special meeting of shareholders upon the written request of shareholders owning at least 10% of any Fund's outstanding shares.

As used in this prospectus, "assets belonging to the Fund" means the money received by the Corporation upon the issuance or sale of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment of that money. This includes any proceeds from the sale, exchange, or liquidation of these investments, any funds or payments derived from the reinvestment of these proceeds, and a portion of the general assets of the Corporation that do not otherwise belong to the Fund.

Assets belonging to the Fund are charged with the direct expenses and liabilities of the Fund and with a share of the general expenses and liabilities of the Corporation. The general expenses and liabilities of the Corporation are allocated in proportion to the relative asset values of all the Corporation's portfolios at the time the expense or liability is incurred.

The management of the Corporation determines the Fund's direct and allocable liabilities at the time the expense or liability is incurred as well as the Fund's allocable share of any general assets at the time the asset is acquired. These determinations are reviewed and approved annually by the Corporation's Board of Directors and are conclusive.

                               HOW THE FUND SHOWS
                                  PERFORMANCE

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices. The Fund may advertise its performance in terms of yield and total return, as defined below. Of course, yield and total return figures are based on past results and are not an indication of future performance.

YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

TOTAL RETURN

The average annual total return of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

                                   ADDRESSES

                          Vision Group of Funds, Inc.
                                 P.O. Box 4556
                          Buffalo, New York 14240-4556
                         (800) 836-2211  (716) 842-4488

                                 ADMINISTRATOR
                       Federated Administrative Services
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                    Manufacturers and Traders Trust Company
                                 One M&T Plaza
                            Buffalo, New York 14240

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 1119
                          Boston, Massachusetts 02103
                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                               One Oxford Centre
                         Pittsburgh, Pennsylvania 15219

                                     Vision
                              Capital Appreciation
                                      Fund

                 ---------------------------------------------


                                Prospectus dated
                                  June 5, 1996

           FEDERATED SECURITIES CORP.                              MANUFACTURERS AND TRADERS
           ---------------------------------------------           TRUST COMPANY
           Distributor                                             ----------------------------------------------------
           A subsidiary of FEDERATED INVESTORS                     Investment Adviser
           FEDERATED INVESTORS TOWER                               A subsidiary of First Empire State Corporation
           PITTSBURGH, PA 15222-3779                               TRG01627-01 (6/96)
           G01627-01 (6/96)






VISION CAPITAL APPRECIATION FUND
(A Portfolio of Vision Group of Funds, Inc.)

 SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 5, 1996

A. Please insert the following as the last sentence of the paragraph under the section entitled `Portfolio Turnover'' on page 6.

     ``or the period from July 3, 1996 (date of initial public investment)
to October 31, 1996, the portfolio turnover      rate of the Fund was 8%.''

B. Please insert the following as the second paragraph in the section entitled ``und Ownership'' on page 10.

     ``s of December 4, 1996, the following shareholder of record owned 5%
or more of the outstanding shares of the     Fund: Reho & Co.
Buffalo, New York, owned approximately 1,103,914 shares (75.25%).''

C. Please insert the following as the second paragraph in the section entitled ``dvisory Fees'' on page 11.

"`For the period from July 3, 1996, (date of initial public investment) to
October 31, 1996, Bank earned    advisory fees of $33,799, all of which was
waived.



         MANUFACTURES AND TRADERS
         TRUST COMPANY
D.   Please insert the following as the second sentence in the section
entitled ``Administrative Investment Adviser           Services'' on page 11.
         A subsidiary of First Empire
`For the period from July 3, 1996, (date of initial public investment) to October 31, 1996,
         State Corporation
Fund incurred $16,576 in administrative services, all of which was reimbursed by the Adviser.''

E. Please insert the following as the final paragraph in the section entitled ``Brokerage Transactions'' on page 12.

``For the period from July 3, 1996, (date of initial public investment) to October 31, 1996, Fund paid brokerage commissions in the amount of $13,040.


         Cusip 92830F703
         G00996-01 (12/96)

F. Please insert the following as the first paragraph in the section entitled `Total Return'' on page 14.

     `The Fund's cumulative total return from July 3, 1996, (date of initial
public investment) to October 31, 1996, was     3.18%.
Cumulative total return reflects the Fund's total performance over a specific
period of time. This total      return assumes and is reduced
by the payment of the maximum sales charge. The Fund's total return is representative of only four months of investment activity since the Fund's effective date.''


                                                           October 31, 1996





                       VISION CAPITAL APPRECIATION FUND
                 (A PORTFOLIO OF VISION GROUP OF FUNDS, INC.)
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information relates to the prospectus of one portfolio of the Vision Group of Funds, Inc., referred to as the Vision Capital Appreciation Fund (the ``Fund') dated June 5, 1996.


   This Statement of Additional Information is not a prospectus itself, but should be read in conjunction with the Fund's current prospectus dated June 5, 1996. This Statement of Additional Information is incorporated into the Fund's prospectus by reference. To receive a copy of the prospectus, or a paper copy of this Statement of Additional Information, if you have received it electronically, write to Vision Group of Funds, Inc., P.O. Box 4556, Buffalo, NY 14240-4556, or call
   (800) 836-2211 or (716) 842-4488. Please retain this Statement of Additional Information for future reference.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779


           Statement of Additional Information dated June 5,  1996






   MANUFACTURERS AND TRADERS
   TRUST COMPANY
   Investment Adviser
   A subsidiary of First Empire State Corporation
   Federated Securities Corp. is distributor of the Fund.





GENERAL INFORMATION ABOUT THE FUND        1

INVESTMENT OBJECTIVE                      1

INVESTMENT POLICIES                       1

ACCEPTABLE INVESTMENTS                    1

 Corporate Debt Obligations               1
 U.S. Government Securities               1
 Money Market Instruments                 2
 Securities of Foreign Issuers            2
 Repurchase Agreements                    2
 When-Issued and Delayed Delivery
  Transactions                            2
 Illiquid and Restricted Securities       2
 Lending of Portfolio Securities          3
 Reverse Repurchase Agreements            3
 Futures and Options Transactions         3
 Warrants                                 6
 Portfolio Turnover                       6
INVESTMENT LIMITATIONS                    7

VISION GROUP OF FUNDS, INC. MANAGEMENT    9

 Fund Ownership                          10
 Directors' Compensation                 10
 Director Liability                      10
INVESTMENT ADVISORY SERVICES             11

 Adviser to the Fund                     11
 Advisory Fees                           11
OTHER SERVICES                           11

BROKERAGE TRANSACTIONS                   12

DESCRIPTION OF FUND SHARES               12

HOW TO BUY SHARES                        13

HOW THE FUND VALUES ITS SHARES           13

HOW TO REDEEM SHARES                     13

 Redemption in Kind                      13
DETERMINING NET ASSET VALUE              13

TAX STATUS                               14

 The Fund's Tax Status                   14
 Shareholders' Tax Status                14
TOTAL RETURN                             14

YIELD                                    14
PERFORMANCE COMPARISONS                  14

APPENDIX                                 17



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Vision Group of Funds, Inc. (the
`Corporation''). The Corporation was established as a Maryland Corporation under Articles of Incorporation dated February 23, 1988.
INVESTMENT OBJECTIVE

The investment objective of the Vision Fund (the `Fund'') is to provide long-term capital appreciation. The investment objective of the Fund cannot be changed without approval of its shareholders.
INVESTMENT POLICIES

The prospectus discusses the Fund's investment policies. Supplemental information is set out below concerning the types of securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize, and certain risks attendant to those investments, policies and strategies.
ACCEPTABLE INVESTMENTS

CORPORATE DEBT OBLIGATIONS
The Fund may invest in corporate debt obligations. Corporate debt obligations may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).
Increasing rate securities, which currently do not make up a significant share of the market in corporate debt obligations, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issuer's prospectus.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oThe Student Loan Marketing Association;
     oFederal Home Loan Banks;
     oFederal Home Loan Mortgage Corporation; and
     oFederal National Mortgage Association.


MONEY MARKET INSTRUMENTS
The Fund may invest in money market instruments such as:
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured;
     ocommercial paper rated, at the time of purchase, not less than A-1 by Standard & Poor's Ratings Group (``S&P''), Prime-1 by Moody's Investors Services, Inc. (``Moody's''), or F-1 by Fitch Investors Service, Inc. (``Fitch''), or if not rated are determined to be of comparable quality by the Fund's Adviser (see Appendix for a description of the basis of those ratings);
     otime and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund (``BIF''), or institutions whose accounts are insured by the Savings Association Insurance Fund (``SAIF''), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or are withdrawable upon notice not exceeding ninety days; and
     obankers' acceptances.
SECURITIES OF FOREIGN ISSUERS
The Fund may invest in securities of foreign issuers. Securities of foreign issuers may include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, and international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), European Investment Bank and InterAmerican Development Bank.
Securities of a foreign issuer may present greater risks than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign government. In addition, investments in foreign issuers may include additional risks associated with less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adopt of other governmental restrictions, might adversely affect the payment of principal and interest on securities of foreign issuers. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk appears to the Adviser to be substantial.
REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Adviser to be creditworthy pursuant to guidelines established by the Board of Directors.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
ILLIQUID AND RESTRICTED SECURITIES
The Fund may invest in illiquid and restricted securities. The ability of the Board of Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities (eligible for resale under the Rule) to the Corporation's Board.
Under the criteria currently established by the Directors, the Adviser must consider the following factors in determining the liquidity of restricted securities: (i) the frequency of trades and quotes for the security; (ii) the volatility of quotations and trade prices for the security; (iii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of the security and the nature of the marketplace trades; (vi) the rating of the security and the financial condition and prospects of the issuer of the security; and (vii) such other factors as may be relevant to a Fund's ability to dispose of the security.
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase current income.
The Fund will maintain its position in securities, options and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position of futures transactions may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.
   FUTURES CONTRACTS
     The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future.
     For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would `go long'' (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
     Stock index futures contracts are based on indices that reflect the market value of common stock of the issuers included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
   ``MARGIN''IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of `initial margin'' in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.'' Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
     The Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts and options on premiums will exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Connected with this, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission (`CFTC''). Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.
   PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     The Fund may purchase listed put options on financial and stock index futures contracts. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or changes in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
   CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options on financial and stock index futures contracts to hedge its portfolio against an increase in market interest rates or changes in stock market conditions. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or market conditions change, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in their portfolios. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase these put options as long as the underlying stocks are held in its portfolio.
   WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may also write covered call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Covered call options generally do not present investment risks different from those associated with a security purchase. For example, a security may be sold before it reaches its maximum potential value, or it may be retained even though its current market price has dropped below its purchase price. Similarly, a covered call option presents these risks. For example, when the option purchaser acquires the security at the predetermined exercise price, the Fund could be giving up any capital appreciation above the exercise price that is not offset by the option premium paid by the option purchaser to the Fund. Conversely, if the underlying security decreases in price and the option purchaser decides not to carry out the transaction, the Fund keeps the premium and the Fund can sell the security or hold onto it for future price appreciation. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. Writing of call options by the Fund is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.
   OVER-THE-COUNTER OPTIONS
     The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyer or writers of the options for those options on portfolio securities held by the Funds and not traded on an exchange.
   STOCK INDEX OPTIONS
     The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stock included in the index.
     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
   RISKS
     When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close out these positions could have an adverse effect on the Fund's ability to effectively hedge its portfolio.

     To minimize risks, the Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's net assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.
WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve its investment objective. The Adviser does not anticipate that the Fund's annual portfolio rate will exceed 100% under normal market conditions. Securities in its portfolio will be sold whenever he Adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held.
INVESTMENT LIMITATIONS

   SELLING SHORT AND BUYING ON MARGIN
     The Fund may sell securities short, but will not purchase any securities on margin, other than in connection with buying futures contracts and put options, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.
     The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
     The Fund may purchase and dispose of U.S. government securities before they are issued and may also purchase and dispose of them on a delayed delivery basis.

   ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.
   PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options, futures, options on futures, reverse repurchase agreements, lending of portfolio securities, or the purchase of securities on a when-issued basis.
   UNDERWRITING
     The Fund will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
   INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate including limited partnership interests although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.
   INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase and sell futures contracts and related options.
   CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.
   DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations are fundamental policies of the Fund and cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

   INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION
     The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Corporation or the Fund's Adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
   INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Directors to be liquid, and non-negotiable time deposits with maturities over seven days.
   INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
   INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although they may purchase the securities of issuers which invest in or sponsor such programs.
   INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     In order to comply with the investment restrictions imposed by certain states, the Fund will limit investments in the securities of other investment companies to those with sales s not exceeding 1.00% of the offering price of such securities. The Fund may amend this investment policy without notice to shareholders in the event that the state restriction on this type of investment is amended.
   PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for purposes of exercising control or management.
   INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock indices, unless the underlying securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put options.
   WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the underlying securities are held in a Fund's portfolio, or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
   INVESTING IN WARRANTS
     The Fund will not invest more than 5% of its assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Fund will limit its investment in such warrants not listed on nationally recognized stock exchanges to 2% of its total assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.
     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. To comply with registration requirements in certain states, the Fund (1) will limit short sales of securities of any class of any one issuer to 20% of the Fund's net assets, and (2) will make short sales only on securities listed on recognized stock exchanges. The latter restrictions, however, do not apply to short sales of securities the Fund holds or has a right to acquire without the payment of further consideration. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''
VISION GROUP OF FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, present positions with Vision Group of Funds, Inc., and principal occupations.


Randall I. Benderson
570 Delaware Avenue
Buffalo, NY
Birthdate: January 12, 1955
Director
Senior Vice President and Chief Operating Officer, Benderson Development Company, Inc.



Joseph J. Castiglia
Roycroft Campus
21 South Grove Street, Suite 291
East Aurora, NY  14052
Birthdate:  July 20, 1934
Director
Director, New York State Electric & Gas Corp.; Secewsow Environmental Services, Inc.; Blue Cross & Blue Shield of Western New York; Buffalo Branch, Federal Reserve Bank of New York; and President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc.


Daniel R. Gernatt, Jr.
Richardson & Taylor Hollow Roads
Collins, NY
Birthdate:  July 14, 1940
Director
President and CFO of Gernatt Asphalt Products, Inc.; Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Countryside Sand & Gravel, Inc.


George K. Hambleton, Jr.
670 Young Street
Tonawanda, NY
Birthdate:  February 8, 1933
Director
President, Brand Name Sales, Inc.; President, Hambleton & Carr, Inc.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of other funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of other funds distributed by Federated Securities Corp.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate: March 23, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.


Victor R. Siclari
Federated Investors Tower
Pittsburgh, PA
Birthdate:
Secretary
Corporate Counsel, Federated Services Company; formerly Attorney, Morrison & Foerster (law firm).


FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares.

DIRECTORS' COMPENSATION
                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM
CORPORATION                            CORPORATION*#

RANDALL I. BENDERSON,
DIRECTOR              $10,473.50

JOSEPH J. CASTIGLIA,
DIRECTOR              $9,973.50

DANIEL R. GERNATT, JR.,
DIRECTOR              $10,473.50

GEORGE K. HAMBLETON,  JR.,
DIRECTOR              $10,473.50

*Information is furnished for the fiscal year ended April 30, 1996. The Corporation is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Corporation which is comprised of seven portfolios.
DIRECTOR LIABILITY
With respect to the removal of a Director of the Corporation, the Corporation's By-Laws provide, in accordance with applicable law, that a Director may be removed from the Board at a meeting of shareholders called for that purpose upon the majority vote of the shareholders of the Corporation entitled to vote at such meeting. Such a meeting shall be called by the President or the Board of Directors or at the request in writing of shareholders entitled to cast at least ten percent (10%) of the votes entitled to be cast at such meeting. Such shareholders' request shall state the purpose of the proposed meeting, and the Corporation shall inform those shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting to the other shareholders and, on payment of these costs, shall notify each shareholder entitled to notice of the meeting.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
Investment advisory services are provided to the Fund by Manufacturers and Traders Trust Company (`M&T Bank''). The advisory services provided and the expenses assumed by M&T Bank, as well as the advisory fees payable to it, are described in the Fund's prospectus.
The investment advisory agreement provides that M&T Bank shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of M&T Bank in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. Because of internal controls maintained by M&T Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of M&T Bank's or its affiliates' lending relationships with an issuer.
Unless sooner terminated, the advisory agreement between the Fund and M&T Bank will continue in effect from year to year if such continuance is approved at least annually by the Corporation's Board of Directors, or by vote of a majority of the outstanding shares of a Fund (as defined in the Prospectus), and by a majority of the Directors who are not parties to the advisory agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the advisory agreement, by vote cast in person at a meeting called for such purpose. The advisory agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of a Fund, or by M&T Bank. The advisory agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940. ADVISORY FEES
For its advisory services, M&T Bank receives an annual investment advisory fee from the Fund as described in the Prospectus.
   STATE EXPENSE LIMITATIONS
     M&T Bank has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, M&T Bank will reimburse the Fund for its expenses over the limitation. If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by M&T Bank will be limited by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER SERVICES

ADMINISTRATIVE SERVICES
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee set forth in the prospectus.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund and provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, the Fund's registered transfer agent, maintains all necessary shareholder records.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania
BROKERAGE TRANSACTIONS

Pursuant to the Fund's Advisory Contract, M&T Bank determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities of the Fund are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from dealers serving as market makers may include the spread between the bid and asking price. While M&T Bank generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund DESCRIPTION OF FUND SHARES

The Corporation's Articles of Incorporation authorize the Board of Directors to issue up to ten billion full and fractional shares of Common Stock, of which seven billion shares have been classified into seven classes of one billion shares each. Three billion shares remain unclassified at this time. Shares of Classes A, B, C, D, E, F and G Common Stock represent interests in Vision Money Market Fund, Vision Treasury Money Market Fund, Vision New York Tax-Free Money Market Fund, Vision U.S. Government Securities Fund, Vision New York Tax-Free Fund, Vision Growth and Income Fund, and Vision Capital Appreciation Fund, respectively.
The Board of Directors may classify or reclassify any unissued shares of the Corporation into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.
Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's prospectus and this Statement of Additional Information, the Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of that Fund and the Corporation's other portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is not affected by a matter unless it is clear that the interests of each portfolio in the matter are identical, or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, Rule 18f-2 provides that the ratification of independent certified public accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareholders of the Corporation voting without regard to class.
Notwithstanding any provision of Maryland law requiring a greater vote of the Corporation shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Corporation's Articles of Incorporation, the Corporation may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund and the Corporation's other portfolios (voting together without regard to class).
HOW TO BUY SHARES

Shares of the Fund are sold at net asset value plus an applicable sales charge on days on which the New York Stock Exchange, M&T Bank, and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under `How to Buy Shares.''
HOW THE FUND VALUES ITS SHARES

The market value of the Fund's portfolio securities are determined as follows:
     ofor equity securities, according to the last sales price on a national securities exchange, if applicable;
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
     ofor bond and other fixed income securities, as determined by an independent pricing service;
     ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or, for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
     ofor all other securities, at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts, options on portfolio securities and options on futures at their market values established by the applicable exchanges at the close of trading on such exchanges, unless the Directors determine in good faith that another method of valuing these positions is necessary to appraise their fair value.
HOW TO REDEEM SHARES

The Fund redeems shares at the net asset value next calculated after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under `How to Redeem Shares.''
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated for shares of the Fund are described in the prospectus. TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends, and any short-term capital gains are taxable as ordinary income.
   CAPITAL GAINS
Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.
YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of shares of the Fund depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in a Fund's expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper rankings in the growth and mid-cap categories in advertising and sales literature.
     oDOW JONES INDUSTRIAL AVERAGE (``DJIA'') represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
     oSTANDARD & POOR'S DAILY STOCK PRICE INDICES OF 500 AND 400 COMMON
      STOCKS are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
     oRUSSELL 1000 GROWTH INDEX consists of those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.
     oRUSSELL 2000 SMALL STOCK INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.
     oWILSHIRE 5000 EQUITY INDEX consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
     oCONSUMER PRICE INDEX is generally considered to be a measure of inflation.
     oNEW YORK STOCK EXCHANGE COMPOSITE INDEX is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes.
     oVALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.
     oNASDAQ OVER-THE-COUNTER COMPOSITE INDEX covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.
     oAMEX MARKET VALUE INDEX covers approximately 850 American Stock
      Exchange stocks and represents less than 5% of the market value of all US stocks. The AMEX is a value-weighted index calculated on price change only and does not include income.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured. Unlike money market funds, which attempt to maintain a stable offering price, the offering price of the Fund's shares fluctuates. Advertisements may quote performance information which does not reflect the effect of the sales load.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund's portfolio manager and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as business and institutions, have entrusted over $3 trillion to the more than 5,500 mutual funds available.


APPENDIX

Standard & Poor's Ratings Group Bond Ratings
AAA-Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated `AA'' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated `BBB'' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody's Investors Service, Inc. Bond Ratings
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NR-Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Fitch Investors Service, Inc. Long-Term Debt Ratings
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR-NR indicates that Fitch does not rate the specific issue.
Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


Moody's Investors Service, Inc. Short-Term Loan Ratings
MIG 1/VMIG 1-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2/VMIG 2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
Fitch Investors Service, Inc. Short-Term Debt Ratings
F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great for issues assigned F-1+ and F-1 ratings.
Standard & Poor's Ratings Group Commercial Paper Ratings
A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess strong safety characteristics are denoted with a plus sign (+) designation. A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Moody's Investors Service, Inc. Commercial Paper Ratings
PRIME1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2-Issuers (or related supporting institutions) rated PRIME-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



Cusip 92830F703
G01627-02





PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

      (a) (Portfolios 1-6) Incorporated by reference to Part A of the Registrant's Post-Effective Amendment No. 23 filed on June 27, 1996, pursuant to Rule 411 of the 1933 act (File Nos. 33-202673 and 811-5514); (Portfolio 7) Filed in Part A.
      (b) Exhibits:
          (1)  Conformed copy of Articles of Incorporation of the
               Registrant (11);
               (i)  Conformed Copy of Articles Supplementary (8);
               (ii) Conformed copy of Articles Supplementary dated May 29,
                    1996; +
          (2)  Copy of By-Laws of the Registrant (11);
          (3)  Not applicable;
          (4) Copy of Specimen Certificate for Shares of Capital Stock of the Registrant (8);
               (i) Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund; +
          (5) (i) Conformed Copy of Investment Advisory Contract of the Registrant (9);
               (ii) Conformed Copy of Sub-Advisory Contract (10);
               (iii)     Conformed Copy of Exhibit B to Investment
                    Advisory Contract;(14)
          (6)  (i)  Conformed Copy of Distributor's Contract of the
                    Registrant (9);
                       (a) Conformed copy of Distribution Plan of the Registrant (9);
               (ii) Conformed Copy of Administrative Services Agreement of
                    the Registrant (9);
               (iii)................Conformed Copy of Shareholder Services
                    Plan of Registrant (9);
               (iv) Conformed Copy of Exhibit C to Distributor's
                    Contract;(14)
               (v) Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement;(14)
               (vi) Conformed Copy of Amended and Restated Shareholder
                    Services Agreement (13);
               (vii)................Copy of Amendment No. 1 to Exhibit A
                    to Shareholder Services Agreement;(14)

          (7)  Not applicable;


+    All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 31, 1994 (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
13. Response is incorporated by reference to Registrant's Post Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
          (8)  Conformed Copy of Custodian Agreement of the Registrant
               (12);
               (i)    Copy of Amendment No. 2 to Exhibit A to
                     Custodian Contract;(14)
          (9) Conformed Copy of Assignment of Transfer Agency and Service Agreement of the Registrant (11);
               (i)         Copy of Amendment No. 2 to Exhibit A to
                  Transfer Agency and Service Agreement;(14)
          (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (11);
          (11) Not applicable;
          (12) Not applicable;
          (13) Conformed copy of Initial Capital Understanding (11);
          (14) Not applicable;
          (15) (i)   Copy of Rule 12b-1 Plan (7);
                         (a) Conformed Copy of Exhibit B to Rule
                     12b-1 Plan; (14)
               (ii)  Copy of Rule 12b-1 Agreement (7);
                         (a) Copy of Exhibit B to Rule
                     12b-1 Agreement; (14)
               (iii) Copy of Dealer (Sales) Agreement (7);
          (16) Copy of Schedule for Computation of Fund Performance Data
               (12);
               (i) Copy of Schedule for Computation of Fund Performance Date for the Vision Capital Appreciation Fund; +
          (17) Financial Data Schedules; (14)
          (18) Not Applicable
          (19) Conformed Copy of Power of Attorney; (14)

Item 25.  Persons Controlled by or Under Common Control with Registrant
          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                 as of December 4, 1996

          Shares of capital stock
          ($0.001 per Share par value)

          Vision Money Market Fund                     9,180
          Vision New York Tax-Free Money Market Fund        448
          Vision Treasury Money Market Fund                 679
          Vision U.S. Government Securities Fund       1,070
          Vision New York Tax-Free Fund                1,405
          Vision Growth and Income Fund                4,821
          Vision Capital Appreciation Fund                  1,215
+ All Exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)


Item 27.  Indemnification:  (7)

Item 28.  Business and Other Connections of Investment Adviser:

   (a) Manufacturers & Traders Trust Company (`M&T Bank'') performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of First Empire State Corporation, a $12 billion bank holding company, as of December 31, 1995, headquartered in Buffalo, New York. As of December 3l, l995, M&T Bank (consolidated) had $10.2 billion in assets, and has 121 offices throughout Western New York State and New York's southern tier, 22 offices in the Hudson Valley region of New York State, plus offices in New York City, Albany, Syracuse, and Nassau, the Bahamas.

          M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York. Registrant's investments are managed through the Trust and Investment Services Division of M&T Bank. As of December 31, 1996, M&T Bank had $1.8 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1995, M&T Bank managed over $885 million in VISION money market mutual fund assets. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies. The Funds' investments are managed through the Trust & Investment Services Division of M&T Bank.

          The principal executive Officers and Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.

   (b)
                                             Other Substantial
                          Position with      Business, Profession,
     Name                 the Adviser        Vocation or Employment

Brent D. Baird            Director           Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

C. Angela Bontempo        Director           Senior V.P. & Exec. Dir.
Elm & Carlton Streets                        Roswell Park Cancer
Buffalo, NY  14263-0001                      Institute

Robert T. Brady           Director           Chairman, President and
East Aurora, NY  14052-0018                            C.E.O. Moog, Inc.

William A. Buckingham     Executive Officer  Executive Vice President
One M&T Plaza                                First Empire State
19th Floor                                   Corporation and
Buffalo, NY  14203-2399                      Manufacturers and
                                             Traders Trust Company

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)



                                             Other Substantial
                          Position with      Business, Profession,
     Name                 the Adviser        Vocation or Employment Atwood
Collins, III              Executive Officer  President and CEO
350 Park Avenue                              The East New York
6th Floor                                    Savings Bank and
New York, NY  10022-6022                     Executive Vice
                                             President M&T Bank

Barber B. Conable, Jr.    Director           Former Member of
P.O. Box 218                                 Congress; Retired
Alexander, NY  14005-0218                    President
                                             The World Bank

Richard E. Garman         Director           President and Chief
2544 Clinton Street                          Executive Officer
Buffalo, NY  14224-1092                      A.B.C. Paving Co., Inc.
                          and Buffalo Crushed                    Stone,
Inc.

James V. Glynn            Director           President
151 Buffalo Avenue                           Maid of the Mist
Suite 204                                    Corporation
Niagara Falls, NY  14303-1288


Brian E. Hickey           Executive Officer  Executive Vice President
44 Exchange Street                           and President-Rochester
3rd Floor                                    Division-Manufacturers
Rochester, NY  14614-2097                    and Traders Trust
                                             Company

Patrick W.E. Hodgson      Director           President Cinnamon
248 Pall Mall Street                         Investments Limited
Suite 400
London, Ontario
CANADA  N6A5P6

James L. Hoffman          Executive Officer  Executive Vice President
700 Corporate Blvd.                          and President-Hudson Suite 701
                                             Valley Division-
Newburgh, NY  12552-6046                     Manufacturers and
                          Traders Trust Company

Samual T. Hubbard, Jr.    Director           President & CEO
1059 West Ridge Road                         The Alling and Cory
Rochester, NY  14615-2731                    Company

Robert J. Irwin           Advisory Director  Chairman and CEO
Ellicott Station                             ASA Limited
P.O. Box 1210
Buffalo, NY  14205-1210



                                             Other Substantial
                          Position with      Business, Profession,
     Name                 the Adviser        Vocation or Employment
                                                                   ----
Wilfred J. Larson         Director           Retired President and
88 Oakland Place                             Chief Executive Officer
Buffalo, NY  14222-2030                      Westwood-Squibb
                                             Pharmaceuticals Inc.
Barbara L. Laughlin       Executive Officer  Executive Vice President
One M&T Plaza                                First Empire State
13th Floor                                   Corporation and
Buffalo, NY  14203-2399                      Manufacturers and
                                             Traders Trust Company

Jorge G. Pereira          Director           Vice Chairman of the
350 Park Ave.                                Board First Empire State
6th Floor                                    Corporation and
New York, NY  10022-6022                     Manufacturers and
                                             Traders Trust Company

John L. Pett              Executive Officer  Executive Vice President
One Fountain Plaza                           and Chief Credit Officer
9th Floor                                    Manufacturers and
Buffalo, NY  14203-1495                      Traders Trust Company


Michael P. Pinto          Executive Officer  Executive Vice President
One M&T Plaza                                and Chief Financial
5th Floor                                    Officer Manufacturers
Buffalo, NY  14203-2399                      and Traders Trust
                                             Company

Donald P. Quinlan         Director           Retired Chairman of the
27 Pine Terrace                              Board and Chief
Orchard Park, NY 14127-3929                            Executive Officer
                                             Graphic Controls
                                             Corporation

William C. Rappolt        Executive Officer  Executive Vice President
One M&T Plaza                                and Treasurer
19th Floor                                   First Empire State
Buffalo, NY 14203-2399                       Corporation and
                                             Manufacturers and
                                             Traders Trust Company

Melinda R. Rich           Director           President
P.O. Box 245                                 Rich Entertainment
Buffalo, NY  14240-0245                      Group;

Robert E. Sadler, Jr.     Executive Officer  President Manufacturers
One M&T Plaza                                and Traders Trust
19th Floor                                   Company and
Buffalo, NY  14203-2399                      Executive Vice President
                                             First Empire State
                                             Corporation

Harry R. Stainrook        Executive Officer  Executive Vice President
One M&T Plaza                                First Empire State
7th Floor                                    Corporation and
Buffalo, NY  14203-2399                      Manufacturers and
                                             Traders Trust Company


                                             Other Substantial
                          Position with      Business, Profession,
     Name                 the Adviser        Vocation or Employment
                                                                   ----
Raymond D. Stevens, Jr.   Director           Retired Chairman of
11 Summer Street                             the Board Pratt &
Suite 308                                    Lambert United, Inc.
Buffalo, NY  14209-2256

Herbert L. Washington     Director           President
3280 Monroe Avenue                           H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

John L. Wehle, Jr.        Director           Chairman of the
445 St. Paul Street                          Board, President &
Rochester, NY  14605-1775                    Chief Executive
                                             Officer, Genessee
                                             Corporation

Robert G. Wilmers         Director and       Chairman of the Board,
One M&T Plaza             Executive Officer  President and Chief
19th Floor                                   Executive Officer
Buffalo, NY  14203-2399                      First Empire State
                                             Corporation; and
                                             Chairman of the Board
                          and Chief Executive                    Officer
Manufacturers                                          and Traders Trust
                                             Company

The information required by this item with regard to the Corporation's sub-adviser, Harbor Capital Management Company, Inc., is incorporated by reference to Form ADV #801-14882, which was filed on March 27, 1993 by Harbor Capital Management Company, Inc.

Item 29.  Principal Underwriters:

    (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
          Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

    (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief               Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident and
Federated Investors Tower President, Federated,   Treasurer
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated
Federated Investors Tower Securities Corp.                   Pittsburgh, PA
15222-3779

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Assistant Secretary,         --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

   (c) Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.    Federated Investors Tower
                               Pittsburgh, Pennsylvania  15222-3779

Federated Shareholder          P.O. Box 8600
Services Company               Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services  Federated Investors Tower
("Administrator")              Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders TrustOne M&T Plaza
Company                        Buffalo, New York  14240
("Adviser")

Harbor Capital Management      125 High Street
Company, Inc.                  Boston, Massachusetts  02110-2701
(`Sub-Adviser'' to the Vision
Growth and Income Fund)

State Street Bank and Trust Company     P.O. Box 8600
("Custodian")                  Boston, Massachusetts  02266-8600

Item 31.  Management Services:  Not applicable.


Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.





                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of December, 1996.

                        VISION GROUP OF FUNDS, INC.

               BY: /s/Victor R. Siclari
               Victor R. Siclari, Secretary
               Attorney in Fact for Edward C. Gonzales
               December 20, 1996




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ Victor R. Siclari
   Victor R. Siclari        Attorney In Fact      December 20, 1996
   SECRETARY                For the Persons
                            Listed Below

   NAME                       TITLE

Edward C. Gonzales*         President and Treasurer
                            (Chief Executive Officer
                            and Principal Financial and
                            Accounting Officer)

Randall I. Benderson*       Director
Joseph J. Castiglia*        Director

Daniel R. Gernatt, Jr.*     Director

George K. Hambleton, Jr.*   Director

* By Power of Attorney